Related Party Disclosures (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
RELATED PARTY DISCLOSURES
Sales	$ 1,356	$ 1,616
Purchases	139	265
Accounts receivable	108	135
Accounts payable and accrued liabilities	3	69
Compensation of Key Management Personnel
Salaries and other short-term benefits	10	20
Pension and other post-retirement benefits	3	4
Share-based compensation	46	73
Total	59	97
Petroles Cadeko Inc.
RELATED PARTY DISCLOSURES
Sales	585	645
Parachem Chemicals Inc
RELATED PARTY DISCLOSURES
Sales	$ 400	$ 487